Equipment Loans - Schedule of Equipment Loans (Details) (Parenthetical) - Bank [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt maturity date, description	Through 2025	Through 2025
Minimum [Member]
Interest rate percentage	0.00%	0.00%
Monthly payments	$ 400	$ 400
Maximum [Member]
Interest rate percentage	13.89%	14.41%
Monthly payments	$ 11,600	$ 11,600